Accounting for Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2014
Accounting for Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net notional volume buy/(sell) of NRG Yield's open derivative transactions broken out by commodity
The following table summarizes the net notional volume buy/(sell) of the Company's open derivative transactions broken out by commodity as of December 31, 2014, and 2013.

		Total Volume
		December 31, 2014	December 31, 2013
Commodity	Units	(In millions)
Natural Gas	MMBtu	2	2
Interest	Dollars	$2,817	$1,234
The increase in the interest rate position was primarily the result of the interest rate swaps acquired with the Alta Wind Portfolio.

Fair value within the derivative instrument valuation on the balance sheets
The following table summarizes the fair value within the derivative instrument valuation on the balance sheet:

	Fair Value
	Derivative Assets		Derivative Liabilities
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(In millions)
Derivatives Designated as Cash Flow Hedges:
Interest rate contracts current	$—	$—	$40	$26
Interest rate contracts long-term	2	14	49	16
Total Derivatives Designated as Cash Flow Hedges	2	14	89	42
Derivatives Not Designated as Cash Flow Hedges:
Interest rate contracts current	—	—	5	3
Interest rate contracts long-term	—	6	20	—
Commodity contracts current	—	1	3	2
Total Derivatives Not Designated as Cash Flow Hedges	—	7	28	5
Total Derivatives	$2	$21	$117	$47

Offsetting of derivatives by counterparty master agreement level and collateral received or paid
The following table summarizes the offsetting of derivatives by counterparty master agreement level:

	Gross Amounts Not Offset in the Statement of Financial Position
As of December 31, 2014	Gross Amounts of Recognized Assets/Liabilities	Derivative Instruments	Net Amount
Commodity contracts:	(In millions)
Derivative assets	$—	$—	$—
Derivative liabilities	(3)	—	(3)
Total commodity contracts	(3)	—	(3)
Interest rate contracts:
Derivative assets	2	(2)	—
Derivative liabilities	(114)	2	(112)
Total interest rate contracts	(112)	—	(112)
Total derivative instruments	$(115)	$—	$(115)

	Gross Amounts Not Offset in the Statement of Financial Position
As of December 31, 2013	Gross Amounts of Recognized Assets/Liabilities	Derivative Instruments	Net Amount
Commodity contracts:	(In millions)
Derivative assets	$1	$—	$1
Derivative liabilities	(2)	—	(2)
Total commodity contracts	(1)	—	(1)
Interest rate contracts:
Derivative assets	20	(12)	8
Derivative liabilities	(45)	12	(33)
Total interest rate contracts	(25)	—	(25)
Total derivative instruments	$(26)	$—	$(26)

Effects of NRG Yield's accumulated OCI balance attributable to interest rate swaps designated as cash flow hedge derivatives, net of tax
The following table summarizes the effects on the Company’s accumulated other comprehensive loss, or OCL, balance attributable to interest rate swaps designated as cash flow hedge derivatives, net of tax:

	Year ended December 31,
	2014	2013	2012
	(In millions)
Accumulated OCL beginning balance	$—	$(48)	$(28)
Reclassified from accumulated OCL to income due to realization of previously deferred amounts	13	13	5
Mark-to-market of cash flow hedge accounting contracts	(65)	35	(25)
Accumulated OCL ending balance, net of income tax benefit of $6, $1 and $17, respectively	$(52)	$—	$(48)
Accumulated OCL attributable to NRG	(43)	—
Accumulated OCL attributable to NRG Yield, Inc.	$(9)	$—
Losses expected to be realized from OCL during the next 12 months, net of income tax of $3	$(27)